March 6, 2015

Supplement to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information of

Deutsche X-trackers Harvest MSCI All China Equity ETF

Effective March 9, 2015, Deutsche X-trackers Harvest MSCI All China Equity ETF is renamed Deutsche X-trackers MSCI All China Equity ETF.